Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Share-based payment reserve	Warrant reserves	Contributed surplus	Accumulated OCI	Accumulated deficit	Total to HEXO Corp.	Non-controlling Interest	Total
Balance at Jul. 31, 2020	$ 1,023,788	$ 65,746	$ 95,617	$ 27,377		$ (659,231)	$ 553,297	$ 3,379	$ 556,676
Balance (shares) at Jul. 31, 2020	120,616,441
June 2020 at the market offering (Shares)	244,875
May 2021 at the market offering	$ 45,257						45,257		45,257
May 2021 at the market offering (shares)	6,373,926
Acquisition of Zenabis Global Inc	$ 151,358	7,282	32,354				190,994	(1,340)	189,654
Acquisition of Zenabis Global Inc (shares)	17,579,336
Transaction costs	$ 3,612						3,612		3,612
Transaction costs (shares)	448,639
Senior secured convertible note, net	$ 29,540						29,540		29,540
Senior secured convertible note, net (shares)	4,602,241
Exercise of stock options	$ 3,213	(1,983)					1,230		1,230
Exercise of stock options (shares)	410,051
Exercise of equity settled RSUs	$ 1,267	(1,554)					(287)		(287)
Exercise of equity settled RSUs (shares)	223,506
Expiry of stock options		(12,891)		12,891
Exercise of warrants	$ 9,932		(3,126)				6,806		6,806
Exercise of warrants (shares)	2,146,931
Expiry of warrants			(733)	733
Equity-settled share-based payments		13,150					13,150		13,150
Other comprehensive Income					$ 1,152		1,152		1,152
Non-controlling interest				289			289		289
Net loss						(114,762)	(114,762)	(52)	(114,814)
Balance at Jul. 31, 2021	$ 1,267,967	69,750	124,112	41,290	1,152	(773,993)	730,278	1,987	732,265
Balance (shares) at Jul. 31, 2021	152,645,946
At-the-Market program, net of costs	$ 27,266						27,266		27,266
At-the-Market program, net of costs ( In shares)	24,290,117
August 2021 public offering, net	$ 135,645						135,645		135,645
August 2021 public offering, net ( In Shares)	49,080,024
Business acquisitions, net	$ 230,232	18	769				231,019		231,019
Business acquisitions, net (In Shares)	75,073,121
Senior secured convertible note, net	$ 199,818						199,818		199,818
Senior secured convertible note, net (shares)	202,224,566
Amended and restated senior secured convertible note, net	$ 17,900						17,900		17,900
Amended and restated senior secured convertible note, net ( In shares)	67,774,266
Equity line of credit	$ 3,795						3,795		3,795
Equity line of credit (In Shares)	10,843,373
Advisor and broker compensation	$ 6,998						6,998		6,998
Advisor and broker compensation (In shares)	19,040,010
Exercise of stock options	$ 147	(104)					43		43
Exercise of stock options (shares)	17,024
Expiry of stock options		(9,513)		9,513
Expiry of warrants			(42,486)	42,486
Equity-settled share-based payments		13,506					13,506		13,506
Other comprehensive Income					17,323		17,323		17,323
Non-controlling interest				(2,308)			(2,308)	2,308
Loss of control of subsidiary								1,722	1,722
Net loss						(1,067,591)	(1,067,591)	(6,017)	(1,073,608)
Balance at Jul. 31, 2022	$ 1,889,768	$ 73,657	$ 82,395	$ 90,981	$ 18,475	$ (1,841,584)	$ 313,692	$ 0	$ 313,692
Balance (shares) at Jul. 31, 2022	600,988,447